UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-CSR
CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number: 811-03364
GREAT-WEST FUNDS, INC.
(Exact name of registrant as specified in charter)
8515 E. Orchard Road, Greenwood Village, Colorado 80111
(Address of principal executive offices)
Jonathan D. Kreider
President and Chief Executive Officer
Great-West Funds, Inc.
8515 E. Orchard Road
Greenwood Village, Colorado 80111
(Name and address of agent for service)
Registrant's telephone number, including area code: (866) 831-7129
Date of fiscal year end: December 31
Date of reporting period: June 30, 2020

Item 1. REPORTS TO STOCKHOLDERS
GREAT-WEST FUNDS, INC.
Great-West Emerging Markets Equity Fund
(Institutional Class, Investor Class and Class L)
Semi-Annual Report
June 30, 2020
On June 5, 2018 the Securities and Exchange Commission (“SEC”) adopted new rule 30e-3 under the Investment Company Act of 1940. Subject to conditions, new rule 30e-3 will provide certain registered investment companies with an optional method to satisfy their obligations to transmit shareholder reports by making such reports and other materials accessible at a website address specified in a notice to investors.
Beginning on January 1, 2021, as permitted by regulations adopted by the SEC, paper copies of the Fund’s annual and semi-annual shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports. Instead, the reports will be made available on the Fund’s website (www.greatwestfunds.com), and you will be notified by mail each time a report is posted and provided with a website link to access the report.
If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from your financial intermediary electronically by contacting your financial intermediary.
You may elect to receive all future reports in paper free of charge. You can contact (866) 345-5954 or make elections online at www.fundreports.com to let your financial intermediary know you wish to continue to receive paper copies of your shareholder reports. Your election to receive reports in paper will apply to all funds held in your account.
This report and the financial statements attached are submitted for general information and are not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus. Nothing herein is to be considered an offer of the sale of shares of the Fund. Such offering is made only by the prospectus of the Fund, which includes details as to offering price and other information.

Summary of Investments by Sector as of June 30, 2020 (unaudited)
Sector	Percentage of Fund Investments
Communications	25.39%
Technology	20.96
Financial	20.52
Consumer, Non-cyclical	12.71
Consumer, Cyclical	5.61
Energy	5.43
Industrial	5.08
Basic Materials	3.28
Utilities	0.67
Short Term Investments	0.35
Total	100.00%
Shareholder Expense Example (unaudited)
As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.
The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2020 to June 30, 2020).
Actual Expenses
The first row of the table below provides information about actual account values and actual expenses. You may use the information in this row, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first row under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.
Hypothetical Example for Comparison Purposes
The second row of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the second row of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value	Ending Account Value	Expenses Paid During Period*
	(01/01/20)	(06/30/20)	(01/01/20 – 06/30/20)
Institutional Class
Actual	$1,000.00	$ 915.50	$4.19
Hypothetical (5% return before expenses)	$1,000.00	$1,020.50	$4.42
Investor Class
Actual	$1,000.00	$ 913.70	$5.85
Hypothetical (5% return before expenses)	$1,000.00	$1,018.70	$6.17
Class L
Actual	$1,000.00	$ 912.90	$7.04
Hypothetical (5% return before expenses)	$1,000.00	$1,017.50	$7.42
* Expenses are equal to the Fund's annualized expense ratio of 0.88% for the Institutional Class, 1.23% for the Investor Class and 1.48% for the Class L shares, multiplied by the average account value over the period, multiplied by 182/366 days to reflect the one-half year period.
Performance does not include any fees or expenses of variable insurance contracts, IRAs, qualified retirement plans or college savings programs, if applicable. If such fees or expenses were included, returns would be lower.

GREAT-WEST FUNDS, INC.
GREAT-WEST EMERGING MARKETS EQUITY FUND
Schedule of Investments
As of June 30, 2020 (Unaudited)
Shares		Fair Value
COMMON STOCK
Basic Materials — 3.23%
14,122	Anglo American Platinum Ltd	$ 1,027,767
24,105	KGHM Polska Miedz SA(a)	560,089
1,907	Korea Zinc Co Ltd(a)	534,333
21,996	Koza Altin Isletmeleri AS(a)	267,937
34,652	LOTTE Fine Chemical Co Ltd(a)	1,000,195
68,920	MMC Norilsk Nickel PJSC ADR	1,814,664
650,082	NMDC Ltd	703,856
539,500	Petronas Chemicals Group Bhd	786,076
2,746	Soulbrain Co Ltd(a)	218,511
3,397	Soulbrain Holdings Co Ltd(a)	271,390
230,400	TOA Paint Thailand PCL	274,243
460,727	Vale SA(a)	4,758,838
174,400	Vale SA Sponsored ADR	1,798,064
		14,015,963
Communications — 25.05%
159,000	Accton Technology Corp	1,234,731
37,000	Alibaba Group Holding Ltd(a)	998,401
154,991	Alibaba Group Holding Ltd Sponsored ADR(a)	33,431,559
3,145,200	America Movil SAB de CV Series L	2,021,127
192,500	China Mobile Ltd	1,299,772
157,315	Hellenic Telecommunications Organization SA(a)	2,125,001
62,579	JD.com Inc ADR(a)	3,766,004
114,730	LG Uplus Corp(a)	1,172,452
139,700	Meituan Dianping Class B(a)	3,121,789
6,001	MercadoLibre Inc(a)	5,915,606
60,640	Naspers Ltd Class N	11,144,442
2,837	NCSoft Corp(a)	2,110,522
130,216	PLAY Communications SA(b)	1,005,540
4,121,300	Telekomunikasi Indonesia Persero Tbk PT	882,840
398,500	Tencent Holdings Ltd	25,535,048
16,814	Tencent Holdings Ltd ADR	1,076,096
37,800	Tencent Music Entertainment Group ADR(a)	508,788
1,082,517	Turk Telekomunikasyon AS(a)	1,281,279
701,905	Turkcell Iletisim Hizmetleri AS	1,673,420
110,821	Vipshop Holdings Ltd ADR(a)	2,206,446
291,800	Xiaomi Corp Class B(a)(b)	484,900
112,747	Yandex NV Class A(a)	5,639,605
		108,635,368
Consumer, Cyclical — 5.53%
12,839,100	Astra International Tbk PT	4,342,697
3,361	BGF retail Co Ltd	389,600
79,398	Clicks Group Ltd(a)	962,522
18,361	Coway Co Ltd(a)	1,110,005
449,500	CP All PLC(a)	968,631
328,600	Feng TAY Enterprise Co Ltd(a)	1,863,651
Shares		Fair Value
Consumer, Cyclical — (continued)
261,600	Gansu Shangfeng Cement Co Ltd Class A	$ 880,076
598,300	Gree Electric Appliances Inc of Zhuhai Class A(a)	4,805,273
4,119	Hyundai Mobis Co Ltd	661,179
66,786	Kia Motors Corp	1,804,730
371,500	Li Ning Co Ltd	1,189,707
11,310	Maruti Suzuki India Ltd(a)	875,530
59,000	Nien Made Enterprise Co Ltd	578,268
32,000	Poya International Co Ltd(a)	632,368
289,000	Sinotruk Hong Kong Ltd	754,218
697,500	Wal-Mart de Mexico SAB de CV	1,668,149
92,500	Zhongsheng Group Holdings Ltd	517,327
		24,003,931
Consumer, Non-Cyclical — 10.43%
188,700	Ambev SA	495,511
186,200	Arca Continental SAB de CV	817,402
76,000	Beijing Chunlizhengda Medical Instruments Co Ltd Class H	517,813
47,274	BIM Birlesik Magazalar AS	468,702
172,200	C&S Paper Co Ltd Class A	544,139
145,300	Carabao Group PCL	492,908
106,000	Carlsberg Brewery Malaysia Bhd(a)	616,297
26,800	Changchun High & New Technology Industry Group Inc Class A	1,649,204
595,000	China Medical System Holdings Ltd	703,653
1,094,000	CSPC Pharmaceutical Group Ltd	2,071,912
14,410	Dino Polska SA(a)(b)	734,019
5,229	DongKook Pharmaceutical Co Ltd	527,719
33,300	Guangzhou Wondfo Biotech Co Ltd Class A	491,004
36,590	Hindustan Unilever Ltd(a)	1,057,846
159,967	Hualan Biological Engineering Inc Class A	1,136,071
1,592,900	Indofood CBP Sukses Makmur Tbk PT	1,045,417
403,880	International Container Terminal Services Inc	831,083
124,700	JBS SA(a)	490,031
950,872	Jiangsu Expressway Co Ltd Class A(a)	1,320,267
376,321	Jiangsu Hengrui Medicine Co Ltd(a)	4,918,154
8,900	Kweichow Moutai Co Ltd Class A	1,848,242
996	LG Household & Health Care Ltd	1,116,327
311,300	Liaoning Wellhope Agri-Tech JSC Ltd Class A	658,118
262,800	Minerva SA(a)	633,067
5,430	Nestle India Ltd(a)	1,232,909

See Notes to Financial Statements.

Semi-Annual Report - June 30, 2020

GREAT-WEST FUNDS, INC.
GREAT-WEST EMERGING MARKETS EQUITY FUND
Schedule of Investments
As of June 30, 2020 (Unaudited)
Shares		Fair Value
Consumer, Non-Cyclical — (continued)
15,500	Nestle Malaysia Berhad	$ 506,609
31,193	New Oriental Education & Technology Group Inc Sponsored ADR(a)	4,062,264
4,814	Orion Corp	538,927
121,491	Richter Gedeon Nyrt	2,520,898
27,088	Shenzhen Mindray Bio-Medical Electronics Co Ltd Class A	1,170,668
238,500	Sino Biopharmaceutical Ltd	449,524
359,000	Standard Foods Corp(a)	768,462
114,675	TAL Education Group ADR(a)	7,841,476
23,700	Topchoice Medical Corp Class A(a)	560,018
192,000	YiChang HEC ChangJiang Pharmaceutical Co Ltd Class H(b)	394,072
		45,230,733
Energy — 5.36%
1,608,000	CNOOC Ltd	1,804,704
659,765	Coal India Ltd	1,165,512
60,120	Ecopetrol SA Sponsored ADR	669,136
44,583	Exxaro Resources Ltd	336,514
388,806	Gazprom PJSC Sponsored ADR	2,107,328
868,000	Kunlun Energy Co Ltd	568,477
99,385	Lukoil Pjsc Sponsored ADR	7,376,496
451,805	Petroleo Brasileiro SA Sponsored ADR	3,736,427
258,000	Petroleo Brasileiro SA Sponsored ADR(c)	2,056,260
375,700	PTT Exploration & Production PCL	1,113,957
44,047	Reliance Industries Ltd(a)	1,001,911
27,637	Tatneft PJSC Sponsored ADR(a)	1,301,482
		23,238,204
Financial — 20.24%
83,250	A-Living Services Co Ltd Class H(b)	423,091
527,700	Bank Central Asia Tbk PT	1,055,830
15,839,200	Bank Mandiri Persero Tbk PT	5,499,885
718,900	Bank of Nanjing Co Ltd Class A	747,018
3,881,100	Bank Rakyat Indonesia	828,400
138,000	BB Seguridade Participacoes SA	699,630
60,400	BOC Aviation Ltd(b)	388,828
5,141,000	China CITIC Bank Corp Ltd Class H	2,252,829
3,827,000	China Construction Bank Corp Class H	3,112,817
2,228,000	China Everbright Bank Co Ltd Class H	841,284
6,022,000	China Jinmao Holdings Group Ltd	4,285,622
Shares		Fair Value
Financial — (continued)
1,783,500	China Merchants Bank Co Ltd Class H	$ 8,264,995
3,978,000	China Minsheng Banking Corp Ltd Class A(a)	3,195,140
830,000	China Overseas Property Holdings Ltd	884,828
133,300	China Pacific Insurance Group Co Ltd Class A	516,168
186,000	China Resources Land Ltd	710,928
101,402	Commercial International Bank Egypt SAE GDR	405,486
342,000	Country Garden Services Holdings Co Ltd	1,596,578
446,500	CSC Financial Co Ltd Class H(b)	508,938
930,793	E.Sun Financial Holding Co Ltd(a)	881,655
183,587	Emirates NBD Bank PJSC	447,252
803,800	Grupo Financiero Banorte SAB de CV	2,781,275
123,668	Hana Financial Group Inc	2,812,502
493,120	HDFC Bank Ltd	6,931,059
39,200	HDFC Bank Ltd ADR	1,782,032
165,900	IRB Brasil Resseguros S	338,933
56,004	KB Financial Group Inc	1,585,451
68,877	Korean Reinsurance Co(a)	423,591
199,000	Longfor Group Holdings Ltd	952,581
477,540	Metropolitan Bank & Trust Co	356,746
43,997	Muthoot Finance Ltd	633,525
139,436	Ninety One Ltd(a)	351,553
120,551	OTP Bank Nyrt(a)	4,238,008
12,500	Pagseguro Digital Ltd(a)	441,750
1,287,500	Ping An Insurance Group Co of China Ltd Class H Class H	12,835,077
1,760,000	Postal Savings Bank of China Co Ltd Class H(b)	1,014,148
84,408	Powszechna Kasa Oszczednosci Bank Polski SA	491,531
78,160	Qatar National Bank QPSC	374,758
319,800	Qualitas Controladora SAB de CV	1,257,801
12,328	Samsung Card Co Ltd(a)	281,753
1,560,809	Sberbank of Russia PJSC	4,462,253
226,431	Sberbank of Russia PJSC Sponsored ADR	2,567,728
335,000	Shimao Group Holdings Ltd	1,432,214
46,925	Shinhan Financial Group Co Ltd(a)	1,134,000
1,238,000	Yuanta Financial Holding Co Ltd(a)	736,769
		87,764,240
Industrial — 5.01%
349,000	Anhui Conch Cement Co Ltd Class H	2,364,876
401,000	Asia Cement Corp	594,722
38,000	ASMedia Technology Inc	1,860,936
597,462	Bharat Electronics Ltd	703,195

See Notes to Financial Statements.

Semi-Annual Report - June 30, 2020

GREAT-WEST FUNDS, INC.
GREAT-WEST EMERGING MARKETS EQUITY FUND
Schedule of Investments
As of June 30, 2020 (Unaudited)
Shares		Fair Value
Industrial — (continued)
1,154,000	China Lesso Group Holdings Ltd	$ 1,514,720
834,000	China Resources Cement Holdings Ltd	1,028,592
6,585	Daelim Industrial Co Ltd(a)	452,971
240,400	Grupo Aeroportuario del Centro Norte SAB de CV(a)	1,117,359
1,239,600	Hana Microelectronics PCL	1,123,054
448,600	Hartalega Holdings Bhd(a)	1,368,365
178,779	Huaxin Cement Co Ltd Class A	603,512
427,700	Kossan Rubber Industries(a)	854,632
59,000	Lotes Co Ltd	762,817
95,418	Luxshare Precision Industry Co Ltd Class A	697,638
268,000	Micro-Star International Co Ltd(a)	981,136
229,100	MISC Bhd(a)	410,424
47,495	Samsung Engineering Co Ltd(a)	489,497
34,600	Sunny Optical Technology Group Co Ltd	556,869
281,400	Tangshan Jidong Cement Co Ltd Class A	641,299
318,000	United Integrated Services Co Ltd(a)	2,181,584
49,000	Voltronic Power Technology Corp	1,411,942
		21,720,140
Technology — 20.67%
140,000	Advantech Co Ltd(a)	1,408,924
17,000	ASPEED Technology Inc	719,869
9,149	CD Projekt SA(a)	921,977
232,000	Elan Microelectronics Corp(a)	953,056
11,500	G-bits Network Technology Xiamen Co Ltd Class A	895,003
339,000	Gigabyte Technology Co Ltd	756,659
238,691	Infosys Ltd Sponsored ADR	2,305,755
91,000	International Games System Co Ltd(a)	2,276,893
59,000	Jentech Precision Industrial Co Ltd	571,173
13,900	NetEase Inc ADR	5,968,382
12,289	NHN KCP Corp	507,297
19,000	Parade Technologies Ltd(a)	636,842
566,430	Samsung Electronics Co Ltd	25,074,519
3,080	Samsung SDS Co Ltd	435,657
90,472	SK Hynix Inc(a)	6,459,567
702,000	Taiwan Semiconductor Manufacturing Co Ltd(a)	7,497,023
345,110	Taiwan Semiconductor Manufacturing Co Ltd Sponsored ADR	19,591,895
388,991	Tata Consultancy Services Ltd(a)	10,707,960
143,600	Totvs SA	617,907
450,000	United Microelectronics Corp(a)	243,288
Shares		Fair Value
Technology — (continued)
166,000	Wuhu Sanqi Interactive Entertainment Network Technology Group Co Ltd Class A	$ 1,102,004
		89,651,650
Utilities — 0.66%
177,000	Beijing Enterprises	594,379
54,900	Cia de Saneamento Basico do Estado de Sao Paulo(a)	583,516
362,979	Engie Energia Chile SA	485,651
71,000	ENN Energy Holdings Ltd	802,335
144,500	Tenaga Nasional Bhd	392,912
		2,858,793
TOTAL COMMON STOCK — 96.18% (Cost $399,210,190)		$417,119,022
PREFERRED STOCK
Consumer, Non-Cyclical — 0.12%
846	LG Household & Health Care Ltd	512,514
TOTAL PREFERRED STOCK — 0.12% (Cost $521,747)		$ 512,514
WARRANTS
Consumer, Non-Cyclical — 1.99%
218,820	Jiangsu Hengrui Medicine Co Ltd(a)	2,859,767
27,789	Kweichow Moutai Co Ltd(a)	5,770,877
TOTAL WARRANTS — 1.99% (Cost $6,103,434)		$ 8,630,644
Principal Amount
SHORT TERM INVESTMENTS
Repurchase Agreements — 0.35%
$999,939	Undivided interest of 1.10% in a repurchase agreement (principal amount/value $67,853,165 with a maturity value of $67,853,335) with Citigroup Global Markets Inc, 0.09%, dated 6/30/20 to be repurchased at $999,939 on 7/1/20 collateralized by Government National Mortgage Association securities, 4.00%, 11/15/41, with a value of $659,627.(d)	999,939

See Notes to Financial Statements.

Semi-Annual Report - June 30, 2020

GREAT-WEST FUNDS, INC.
GREAT-WEST EMERGING MARKETS EQUITY FUND
Schedule of Investments
As of June 30, 2020 (Unaudited)
Principal Amount		Fair Value
Repurchase Agreements — (continued)
$ 157,302	Undivided interest of 16.58% in a repurchase agreement (principal amount/value $742,070 with a maturity value of $742,071) with Bank of America Securities Inc, 0.07%, dated 6/30/20 to be repurchased at $157,302 on 7/1/20 collateralized by U.S. Treasury securities, 5.00%, 5/15/37, with a value of $143,229.(d)	$ 157,302
360,453	Undivided interest of 2.58% in a repurchase agreement (principal amount/value $13,252,580 with a maturity value of $13,252,609) with HSBC Securities (USA) Inc, 0.08%, dated 6/30/20 to be repurchased at $360,453 on 7/1/20 collateralized by Government National Mortgage Association securities, 4.50%, 3/20/49, with a value of $965,981.(d)	360,453
TOTAL SHORT TERM INVESTMENTS — 0.35% (Cost $1,517,694)		$ 1,517,694
TOTAL INVESTMENTS — 98.64% (Cost $407,353,065)		$427,779,874
OTHER ASSETS & LIABILITIES, NET — 1.36%		$ 5,886,349
TOTAL NET ASSETS — 100.00%		$433,666,223
(a)	Non-income producing security.
(b)	Represents securities sold under Rule 144A, which are exempt from registration under the Securities Act of 1933, as amended.
(c)	All or a portion of the security is on loan at June 30, 2020.
(d)	Collateral received for securities on loan.
ADR	American Depositary Receipt
GDR	Global Depositary Receipt
See Notes to Financial Statements.

Semi-Annual Report - June 30, 2020

GREAT-WEST FUNDS, INC.
GREAT-WEST EMERGING MARKETS EQUITY FUND
Schedule of Investments
As of June 30, 2020 (Unaudited)
Summary of Investments by Country as of June 30, 2020.
Country	Fair Value	Percentage of Fund Investments
China	$161,892,994	37.84%
South Korea	51,625,209	12.07
Taiwan	49,144,664	11.49
India	28,397,235	6.64
Russia	19,629,950	4.59
Brazil	16,649,934	3.89
South Africa	13,822,798	3.23
Hong Kong	10,659,957	2.49
Indonesia	10,016,229	2.34
Mexico	9,663,113	2.26
United States	8,364,667	1.96
Hungary	6,758,906	1.58
Argentina	5,915,606	1.38
Netherlands	5,639,605	1.32
Malaysia	4,935,315	1.15
Ireland	4,342,696	1.02
Thailand	3,972,793	0.93
Turkey	3,691,338	0.86
Luxembourg	2,859,767	0.67
Poland	2,791,179	0.65
Greece	2,125,001	0.50
Philippines	1,187,830	0.28
Portugal	921,977	0.22
Colombia	669,136	0.16
Chile	485,651	0.11
United Arab Emirates	447,252	0.10
Egypt	405,486	0.09
Singapore	388,828	0.09
Qatar	374,758	0.09
Total	$427,779,874	100.00%
See Notes to Financial Statements.

Semi-Annual Report - June 30, 2020

GREAT-WEST FUNDS, INC.
Statement of Assets and Liabilities
As of June 30, 2020 (Unaudited)
Great-West Emerging Markets Equity Fund
ASSETS:
Investments in securities, fair value (including $1,466,185 of securities on loan)(a)	$426,262,180
Repurchase agreements, fair value(b)	1,517,694
Cash	4,649,650
Cash denominated in foreign currencies, fair value(c)	453,693
Dividends receivable	1,435,715
Subscriptions receivable	883,020
Receivable for investments sold	564,907
Total Assets	435,766,859
LIABILITIES:
Payable for director fees	4,139
Payable for distribution fees	15,167
Payable for investments purchased	76,127
Payable for other accrued fees	122,511
Payable for shareholder services fees	26,368
Payable to investment adviser	295,538
Payable upon return of securities loaned	1,517,694
Redemptions payable	43,092
Total Liabilities	2,100,636
NET ASSETS	$433,666,223
NET ASSETS REPRESENTED BY:
Capital stock, $0.10 par value	$5,083,058
Paid-in capital in excess of par	489,473,489
Undistributed/accumulated deficit	(60,890,324)
NET ASSETS	$433,666,223
NET ASSETS BY CLASS
Investor Class	$10,496,903
Class L	$80,872,092
Institutional Class	$342,297,228
CAPITAL STOCK:
Authorized
Investor Class	25,000,000
Class L	30,000,000
Institutional Class	130,000,000
Issued and Outstanding
Investor Class	1,223,424
Class L	9,634,477
Institutional Class	39,972,674
NET ASSET VALUE, REDEMPTION PRICE AND OFFERING PRICE PER SHARE:
Investor Class	$8.58
Class L	$8.39
Institutional Class	$8.56
(a) Cost of investments	$405,835,371
(b) Cost of repurchase agreements	$1,517,694
(c) Cost of cash denominated in foreign currencies	$441,976
See Notes to Financial Statements.

Semi-Annual Report - June 30, 2020

GREAT-WEST FUNDS, INC.
Statement of Operations
For the period ended June 30, 2020 (Unaudited)
Great-West Emerging Markets Equity Fund
INVESTMENT INCOME:
Income from securities lending	$971
Dividends	4,463,212
Foreign withholding tax	(601,754)
Total Income	3,862,429
EXPENSES:
Management fees	1,904,055
Shareholder services fees – Investor Class	17,581
Shareholder services fees – Class L	113,567
Audit and tax fees	49,016
Custodian fees	106,152
Director's fees	9,604
Distribution fees – Class L	80,664
Legal fees	2,401
Pricing fees	7,063
Registration fees	27,146
Shareholder report fees	14,692
Transfer agent fees	5,410
Other fees	2,280
Total Expenses	2,339,631
Less amount waived by investment adviser	330,497
Net Expenses	2,009,134
NET INVESTMENT INCOME	1,853,295
NET REALIZED AND UNREALIZED GAIN (LOSS):
Net realized loss on investments and foreign currency transactions	(21,367,118)
Net Realized Loss	(21,367,118)
Net change in unrealized depreciation on investments and foreign currency translations	(17,088,961)
Net Change in Unrealized Depreciation	(17,088,961)
Net Realized and Unrealized Loss	(38,456,079)
NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	$(36,602,784)
See Notes to Financial Statements.

Semi-Annual Report - June 30, 2020

GREAT-WEST FUNDS, INC.
Statement of Changes in Net Assets
For the period ended June 30, 2020 and fiscal year ended December 31, 2019
Great-West Emerging Markets Equity Fund	2020 (Unaudited)	2019
OPERATIONS:
Net investment income	$1,853,295	$6,147,756
Net realized loss	(21,367,118)	(23,758,432)
Net change in unrealized appreciation (depreciation)	(17,088,961)	95,139,204
Net Increase (Decrease) in Net Assets Resulting from Operations	(36,602,784)	77,528,528
DISTRIBUTIONS TO SHAREHOLDERS:
From return of capital
Investor Class	-	(6,241)
Class L	-	(40,296)
Institutional Class	-	(219,227)
From return of capital	0	(265,764)
From net investment income and net realized gains
Investor Class	-	(88,006)
Class L	-	(1,053,532)
Institutional Class	-	(5,029,128)
From net investment income and net realized gains	0	(6,170,666)
Total Distributions	0	(6,436,430)
CAPITAL SHARE TRANSACTIONS:
Shares sold
Investor Class	3,504,163	3,138,471
Class L	27,493,355	68,877,492
Institutional Class	62,682,200	70,839,513
Shares issued in reinvestment of distributions
Investor Class	-	94,247
Class L	-	1,093,828
Institutional Class	-	5,248,355
Shares redeemed
Investor Class	(2,171,937)	(7,785,699)
Class L	(6,652,670)	(9,107,504)
Institutional Class	(45,911,173)	(113,293,953)
Net Increase in Net Assets Resulting from Capital Share Transactions	38,943,938	19,104,750
Total Increase in Net Assets	2,341,154	90,196,848
NET ASSETS:
Beginning of Period	431,325,069	341,128,221
End of Period	$433,666,223	$431,325,069
CAPITAL SHARE TRANSACTIONS - SHARES:
Shares sold
Investor Class	419,981	363,858
Class L	3,334,047	8,068,158
Institutional Class	7,277,735	8,334,565
Shares issued in reinvestment of distributions
Investor Class	-	10,017
Class L	-	118,636
Institutional Class	-	559,550
Shares redeemed
Investor Class	(275,770)	(903,665)
Class L	(813,064)	(1,083,990)
Institutional Class	(5,354,435)	(13,088,187)
Net Increase	4,588,494	2,378,942
See Notes to Financial Statements.

Semi-Annual Report - June 30, 2020

GREAT-WEST FUNDS, INC.
GREAT-WEST EMERGING MARKETS EQUITY FUND
Financial Highlights
Selected data for a share of capital stock of the Fund throughout the periods indicated.
		Income (Loss) from Investment Operations:			Less Distributions:
	Net asset value, beginning of period	Net investment income(a)	Net realized and unrealized gain (loss)	Total from investment operations	From return of capital	From net investment income	From net realized gains	Total Distributions	Net asset value, end of period	Total Return (b)(c)
Investor Class
06/30/2020(Unaudited)	$ 9.39	0.03	(0.84)	(0.81)	-	-	-	-	$8.58	(8.63%) (d)
12/31/2019	$ 7.79	0.10	1.59	1.69	(0.01)	(0.08)	-	(0.09)	$9.39	21.67%
12/31/2018 (e)	$10.00	0.09	(2.22)	(2.13)	-	(0.08)	-	(0.08)	$7.79	(21.34%) (d)
Class L
06/30/2020(Unaudited)	$ 9.19	0.02	(0.82)	(0.80)	-	-	-	-	$8.39	(8.71%) (d)
12/31/2019	$ 7.70	0.12	1.53	1.65	(0.01)	(0.15)	-	(0.16)	$9.19	21.40%
12/31/2018 (e)	$10.00	0.08	(2.23)	(2.15)	-	(0.15)	-	(0.15)	$7.70	(21.53%) (d)
Institutional Class
06/30/2020(Unaudited)	$ 9.35	0.04	(0.83)	(0.79)	-	-	-	-	$8.56	(8.45%) (d)
12/31/2019	$ 7.78	0.14	1.57	1.71	(0.01)	(0.13)	-	(0.14)	$9.35	21.97%
12/31/2018 (e)	$10.00	0.12	(2.22)	(2.10)	-	(0.12)	-	(0.12)	$7.78	(21.02%) (d)
	Net assets, end of period (000)	Ratio of expenses to average net assets (before reimbursement and/or waiver, if applicable)	Ratio of expenses to average net assets (after reimbursement and/or waiver, if applicable)	Ratio of net investment income to average net assets (after reimbursement and/or waiver, if applicable)	Portfolio turnover rate(f)
Supplemental Data and Ratios
Investor Class
06/30/2020 (Unaudited)	$ 10,497	1.63% (g)	1.23% (g)	0.66% (g)	36% (d)
12/31/2019	$ 10,129	1.50%	1.23%	1.21%	66%
12/31/2018 (e)	$ 12,536	1.56% (g)	1.23% (g)	0.98% (g)	60% (d)
Class L
06/30/2020 (Unaudited)	$ 80,872	1.68% (g)	1.48% (g)	0.48% (g)	36% (d)
12/31/2019	$ 65,400	1.70%	1.47%	1.40%	66%
12/31/2018 (e)	$ 82	124.05% (g)	1.48% (g)	1.00% (g)	60% (d)
Institutional Class
06/30/2020 (Unaudited)	$342,297	1.03% (g)	0.88% (g)	1.00% (g)	36% (d)
12/31/2019	$355,796	1.01%	0.88%	1.63%	66%
12/31/2018 (e)	$328,510	1.07% (g)	0.88% (g)	1.37% (g)	60% (d)
(a)	Per share amounts are based upon average shares outstanding.
(b)	Total return does not include any fees or expenses of variable insurance contracts, if applicable. If such fees or expenses were included, returns would be lower.
(c)	Total return shown net of expenses reimbursed and/or waived, if applicable. Without the expense reimbursement and/or waiver, the return shown would have been lower.
(d)	Not annualized for periods less than one full year.
(e)	Fund commenced operations on January 5, 2018.
(f)	Portfolio turnover is calculated at the Fund level.
(g)	Annualized.
See Notes to Financial Statements.

Semi-Annual Report - June 30, 2020

GREAT-WEST FUNDS, INC.
GREAT-WEST EMERGING MARKETS EQUITY FUND
Notes to Financial Statements (Unaudited)

1.  ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES
Great-West Funds, Inc. (Great-West Funds), a Maryland corporation, was organized on December 7, 1981 and is registered under the Investment Company Act of 1940 (the 1940 Act) as an open-end management investment company. Great-West Funds presently consists of sixty-six funds. Interests in the Great-West Emerging Markets Equity Fund (the Fund) are included herein. The investment objective of the Fund is to seek long-term capital appreciation. The Fund is diversified as defined in the 1940 Act. The Fund is available as an investment option to insurance company separate accounts for certain variable annuity contracts and variable life insurance policies, to individual retirement account custodians or trustees, to plan sponsors of qualified retirement plans, to college savings programs, and to asset allocation funds that are a series of Great-West Funds.
The Fund offers three share classes, referred to as Investor Class, Class L and Institutional Class shares. All shares of the Fund represent an equal pro rata interest in the net assets of the class to which such shares belong, and have identical voting, dividend, liquidation and other rights and the same terms and conditions, except for class specific expenses and exclusive rights to vote on matters affecting only individual classes. Income, expenses (other than those attributable to a specific class) and realized and unrealized gains and losses are allocated daily to each class of shares based on the relative proportion of net assets represented by such class. Operating expenses directly attributable to a specific class are charged against operations of that class. Expenses incurred by Great-West Funds, which are not Fund specific, are allocated based on relative net assets or other appropriate allocation methods.
The outbreak of the novel strain of coronavirus, specifically identified as "COVID-19", has resulted in governments worldwide enacting emergency measures to combat the spread of the virus. These measures, which include the implementation of travel bans, self-imposed quarantine periods and social distancing, have caused material disruption to businesses globally resulting in an economic slowdown. Global equity markets have experienced significant volatility and weakness. Governments and central banks have reacted with significant monetary and fiscal interventions designed to stabilize economic conditions. The duration and impact of the COVID-19 outbreak is unknown at this time, as is the efficacy of the government and central bank interventions. It is not possible to reliably estimate the length and severity of these developments and the impact on the financial results and condition of the Fund in future periods.
The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (U.S. GAAP) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates. The Great-West Funds are also investment companies and accordingly follow the investment company accounting and reporting guidance of U.S. GAAP. The following is a summary of the significant accounting policies of the Fund.
Security Valuation
The Board of Directors of the Fund has adopted policies and procedures for the valuation of the Fund’s securities and assets, and has appointed the Fair Value Pricing Committee of the investment adviser, Great-West Capital Management, LLC, to complete valuation determinations under those policies and procedures.
The Fund generally values its securities based on market prices determined at the close of regular trading on the New York Stock Exchange (NYSE) on each day the NYSE is open for trading. The net asset value (NAV) of each class of the Fund's shares is determined by dividing the net assets attributable to each class of shares of the Fund by the number of issued and outstanding shares of each class of the Fund on each valuation date.

Semi-Annual Report - June 30, 2020

For securities that are traded on only one exchange, the last sale price as of the close of business of that exchange will be used. If the closing price is not available, the current bid as of the close of business will be used. For securities traded on more than one exchange, or upon one or more exchanges and in the over-the-counter (OTC) market, the last sale price as of the close of business on the market which the security is traded most extensively will be used. If the closing price is not available, the current bid as of the close of business will be used. For securities that principally trade on the NASDAQ National Market System, the NASDAQ official closing price will be used.
Short term securities purchased with less than 60 days remaining until maturity and all U.S. Treasury Bills are valued on the basis of amortized cost, which has been determined to approximate fair value. Short term securities purchased with more than 60 days remaining until maturity are valued using pricing services, or in the event a price is not available from a pricing service, may be priced using other methodologies approved by the Board of Directors, including model pricing or pricing on the basis of quotations from brokers or dealers, and will continue to be priced until final maturity.
Foreign equity securities are generally valued using an adjusted systematic fair value price from an independent pricing service. Foreign exchange rates are determined at a time that corresponds to the closing of the NYSE.
Independent pricing services are approved by the Board of Directors and are utilized for all investment types when available. In some instances valuations from independent pricing services are not available or do not reflect events in the market between the time the market closed and the valuation time and therefore fair valuation procedures are implemented. The fair value for some securities may be obtained from pricing services or other pricing sources. The inputs used by the pricing services are reviewed quarterly or when the pricing vendor issues updates to its pricing methodologies. Broker quotes are analyzed through an internal review process, which includes a review of known market conditions and other relevant data. Developments that might trigger fair value pricing could be natural disasters, government actions or fluctuations in domestic and foreign markets.
The following table provides examples of the inputs that are commonly used for valuing particular classes of securities. These classifications are not exclusive, and any inputs may be used to value any other security class.
Class	Inputs
Common Stock	Exchange traded close price, bids, evaluated bids, open and close price of the local exchange, exchange rates, fair values based on significant market movement and various index data.
Preferred Stock	Benchmark yields, reported trades, broker/dealer quotes, issuer spreads, two-sided markets, benchmark securities, bids, evaluated bids, offers and reference data including market research publications. Inputs also may include exchange prices.
Warrants	Exchange traded close price, bids and evaluated bids.
Short Term Investments	Maturity date, credit quality and interest rates.
The Fund classifies its valuations into three levels based upon the observability of inputs to the valuation of the Fund’s investments. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. Classification is based on the lowest level of input significant to the fair value measurement. The three levels are defined as follows:
Level 1 – Unadjusted quoted prices for identical securities in active markets.
Level 2 – Inputs other than quoted prices included in Level 1 that are observable either directly or indirectly. These may include quoted prices for similar assets in active markets.
Level 3 – Unobservable inputs to the extent observable inputs are not available and may include prices obtained from single broker quotes. Unobservable inputs reflect the Fund’s own assumptions and would be based on the best information available under the circumstances.
As of June 30, 2020, the inputs used to value the Fund’s investments are detailed in the following table. More information regarding the sector, industry or geography classifications, as applicable, are included in the Schedule of Investments.

Semi-Annual Report - June 30, 2020

	Level 1	Level 2	Level 3	Total
Assets
Investments, at fair value:
Common Stock	$ 136,869,786	$ 280,249,236	$ —	$ 417,119,022
Preferred Stock	—	512,514	—	512,514
Warrants	—	8,630,644	—	8,630,644
Short Term Investments	—	1,517,694	—	1,517,694
Total Assets	$ 136,869,786	$ 290,910,088	$ 0	$ 427,779,874
Repurchase Agreements
The Fund may engage in repurchase agreement transactions with institutions that the Fund’s investment adviser has determined are creditworthy. The Fund will purchase securities at a specified price with an agreement to sell the securities to the same counterparty at a specified time, price and interest rate. The Fund’s custodian and/or securities lending agent receives delivery of the underlying securities collateralizing a repurchase agreement. Collateral is at least equal to the value of the repurchase obligation including interest. A repurchase agreement transaction involves certain risks in the event of default or insolvency of the counterparty. These risks include possible delays or restrictions upon a Fund’s ability to dispose of the underlying securities and a possible decline in the value of the underlying securities during the period while the Fund seeks to assert its rights.
Foreign Currency Translations and Transactions
The accounting records of the Fund are maintained in U.S. dollars. Investment securities, and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars at the current exchange rate. Purchases and sales of securities, income receipts and expense payments are translated into U.S. dollars at the exchange rate on the dates of the transactions.
The Fund does not isolate the portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss.
Net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded by the Fund and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates. These gains and losses are included in net realized gain or loss and change in net unrealized appreciation or depreciation on the Statement of Operations.
Security Transactions
Security transactions are accounted for on the date the security is purchased or sold (trade date). Realized gains and losses from investments sold are determined on a specific lot selection. Dividend income for the Fund is accrued as of the ex-dividend date and interest income, including amortization of discounts and premiums, is recorded daily.
Federal Income Taxes and Distributions to Shareholders
The Fund intends to comply with provisions under Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its net taxable income, including any net realized gain on investments not offset by capital loss carryforwards, if any, to shareholders. Therefore, no federal income or excise tax provision is required. The Fund files income tax returns in U.S. federal and applicable state jurisdictions. The statute of limitations on the Fund’s tax return filings generally remains open for the three preceding fiscal reporting period ends. State tax returns may remain open for an additional fiscal year.

Semi-Annual Report - June 30, 2020

Distributions to shareholders from net investment income of the Fund, if any, are declared and paid annually. Capital gain distributions of the Fund, if any, are declared and paid at least annually. Distributions are reinvested in additional shares of the Fund at net asset value and are declared separately for each class. Distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles.
Net investment income (loss) and net realized gain (loss) for federal income tax purposes may differ from those reported on the financial statements because of temporary and permanent book-tax basis differences. Book-tax differences may include but are not limited to the following: wash sales, distribution adjustments, adjustments for passive foreign investment corporations and foreign currency reclassifications.
The aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation for federal income tax purposes as of June 30, 2020 were as follows:
Federal tax cost of investments	$412,165,650
Gross unrealized appreciation on investments	54,534,943
Gross unrealized depreciation on investments	(38,920,719)
Net unrealized appreciation on investments	$15,614,224
2.  RISK EXPOSURES
Concentration of Risk
The Fund may have elements of risk due to concentrated investments in foreign issuers located in a specific country. Such concentrations may subject the Fund to additional risks resulting from future political or economic conditions and/or possible impositions of adverse foreign governmental laws or currency exchange restrictions. Investments in securities of non-U.S. issuers have unique risks not present in securities of U.S. issuers, such as greater price volatility and less liquidity.
3.  INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES
Great-West Funds has entered into an investment advisory agreement with Great-West Capital Management, LLC (GWCM) (the Adviser), a wholly-owned subsidiary of Great-West Life & Annuity Insurance Company (GWL&A). As compensation for its services to Great-West Funds, the Adviser receives monthly compensation at the annual rate of 0.93% of the Fund’s average daily net assets up to $1 billion dollars, 0.88% of the Fund's average daily net assets over $1 billion dollars and 0.83% of the Fund's average daily net assets over $2 billion dollars. Certain administration and accounting services fees for the Fund are included in the investment advisory agreement.
The Adviser has contractually agreed to waive fees or reimburse expenses that exceed an annual rate of 0.88% of the Fund’s average daily net assets attributable to each Class, including management fees and expenses paid directly by the Fund, excluding shareholder service fees, distribution fees and certain extraordinary expenses (the “Expense Limit”). The agreement’s current term ends on April 30, 2021 and automatically renews for one-year unless terminated upon written notice within 90 days of the end of the current term or upon termination of the investment advisory agreement. The amount waived or reimbursed, if any, is reflected in the Statement of Operations.
The Adviser is permitted upon approval by the Board of Directors to recoup amounts waived or reimbursed by the Fund in future periods, not exceeding three years following the particular waiver/reimbursement, provided the total annual operating expenses of each Class of the Fund plus such recoupment do not exceed the lesser of the Expense Limit that was in place at the time of the waiver/reimbursement or the Expense Limit in place at the time of recoupment. At June 30, 2020, the amounts subject to recoupment were as follows:
Expires December 31, 2021	Expires December 31, 2022	Expires June 30, 2023	Recoupment of Past Reimbursed Fees by the Adviser
$769,799	$545,006	$330,497	$0
The Adviser and Great-West Funds have entered into sub-advisory agreements with Lazard Asset Management LLC and UBS Asset Management (Americas) Inc. The Adviser is responsible for compensating the Sub-Advisers for their services.

Semi-Annual Report - June 30, 2020

Effective April 29, 2020, Great-West Funds entered into a shareholder services agreement with Empower Retirement, LLC (Empower), an affiliate of GWCM and subsidiary of GWL&A. Pursuant to the shareholder services agreement, Empower provides various recordkeeping, administrative and shareholder services to shareholders and receives from the Investor Class and Class L shares of the Fund a fee equal to 0.35% of the average daily net asset value of the applicable share class. Prior to April 29, 2020, GWL&A provided the Shareholder Services pursuant to an agreement between Great-West Funds and GWL&A.
GWFS Equities, Inc. (the Distributor), is a wholly-owned subsidiary of GWL&A and the principal underwriter to distribute and market the Fund. The Fund has entered into a plan of distribution which provides for compensation for distribution of Class L shares and for providing or arranging for the provision of services to Class L shareholders. The distribution plan provides for a maximum fee equal to an annual rate of 0.25% of the average daily net assets of the Class L shares.
Certain officers of Great-West Funds are also directors and/or officers of GWL&A or its subsidiaries. No officer or interested director of Great-West Funds receives any compensation directly from Great-West Funds. The total compensation paid to the independent directors with respect to all sixty-six funds for which they serve as directors was $565,500 for the fiscal period ended June 30, 2020.
4.  PURCHASES AND SALES OF INVESTMENTS
For the period ended June 30, 2020, the aggregate cost of purchases and proceeds from sales of investments (excluding all U.S. Government securities and short-term securities) were $184,784,732 and $143,172,627, respectively. For the same period, there were no purchases or sales of long-term U.S. Government securities.
5.  SECURITIES LOANED
The Fund has entered into a securities lending agreement with its custodian as securities lending agent. Under the terms of the agreement the Fund receives income after deductions of other amounts payable to the securities lending agent or to the borrower from lending transactions. In exchange for such fees, the securities lending agent is authorized to loan securities on behalf of the Fund against receipt of cash collateral at least equal in value at all times to the value of the securities loaned plus accrued interest. The fair value of the loaned securities is determined daily at the close of business of the Fund and necessary collateral adjustments are made between the Fund and its counterparties on the next business day through the delivery or receipt of additional collateral. The Fund also continues to receive interest or dividends on the securities loaned. Cash collateral is invested in securities approved by the Board of Directors. The Fund bears the risk of any deficiency in the amount of collateral available for return to a borrower due to a loss in an approved investment. As of June 30, 2020, the Fund had securities on loan valued at $1,466,185 and received collateral as reported on the Statement of Assets and Liabilities of $1,517,694 for such loan which was invested in repurchase agreements collateralized by U.S. Government or U.S. Government Agency securities. The repurchase agreements can be jointly purchased with other lending agent clients and in the event of a default by the counterparty, all lending agent clients would share ratably in the collateral.
Under the securities lending agreement, the collateral pledged is, by definition, the securities loaned against the cash borrowed. At June 30, 2020, the class of securities loaned consisted entirely of common stock. The remaining contractual maturity of all of the securities lending transactions is overnight and continuous. Additional information regarding the Fund's securities on loan is included in the Schedule of Investments.
6.  INDEMNIFICATIONS
The Fund’s organizational documents provide current and former officers and directors with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund’s maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.
7.  SUBSEQUENT EVENT
Management has reviewed all events subsequent to June 30, 2020, including the estimates inherent in the process of preparing these financial statements, through the date the financial statements were issued. No subsequent events requiring adjustment or disclosure have occurred.

Semi-Annual Report - June 30, 2020

Availability of Quarterly Portfolio Schedule
Great-West Funds files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form NPORT-EX. Great-West Funds’ Forms NPORT-EX are available on the Commission’s website at http://www.sec.gov, and may be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.
Availability of Proxy Voting Policies and Procedures
A description of the policies and procedures that Great-West Funds uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 1-866-831-7129, and on the SEC website at http://www.sec.gov.
Availability of Proxy Voting Record
Information regarding how Great-West Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge, upon request, by calling 1-866-831-7129, and on the SEC website at http://www.sec.gov.
Funds' Liquidity Risk Management Program
The Funds have adopted and implemented a written liquidity risk management program as required by Rule 22e-4 under the Investment Company Act. The program is designed to assess and manage each Fund’s liquidity risk, taking into consideration the Fund’s investment strategy and the liquidity of its portfolio investments during normal and reasonably foreseeable stressed conditions, its short and long-term cash flow projections, and its cash holdings and access to other funding sources. The Funds’ Board of Directors approved the designation of the Great-West Capital Management, LLC (the “Adviser”) Liquidity Risk Management Committee as the administrator of the liquidity risk management program. The Liquidity Risk Management Committee includes representatives from the Adviser’s Risk, Trading, Investment Valuation, and Regulatory Compliance departments and is responsible for the program’s administration and oversight and for reporting to the Board on at least an annual basis regarding, among other things, the program’s operation, adequacy and effectiveness. The Liquidity Risk Management Committee reassessed each Fund’s liquidity risk profile, considering additional data gathered through May 2020 and the adequacy and effectiveness of the liquidity risk management program’s operations since its inception in December 2018 (the “covered period”) in order to prepare a written report to the Board of Directors for review at its meeting held on June 11, 2020. The report stated that:
(i) the program performed well during the covered period and meets the needs and profile of the Funds,
(ii) the Funds benefit from the stability of their shareholder base,
(iii) the selection of two vendors to supply liquidity measurement products has proven to be extremely helpful,
(iv) no changes were proposed to the program as of the date of the report, and
(v) no Fund approached the internal triggers set by the Liquidity Risk Management Committee or the regulatory percentage limitation (15%) on holdings in illiquid investments.
The report also stated that it continues to be appropriate to not set a “highly liquid investment minimum” for any Funds because the Funds primarily hold “highly liquid investments” and reviewed the changes to the program since inception.
Investment Advisory Contract Approval
The Board of Directors (the “Board”) of Great-West Funds, Inc. (the “Company”), including the Directors who are not interested persons of the Company (the “Independent Directors”), at a meeting held on April 21, 2020 (the “April Meeting”), approved the continuation of (i) the investment advisory agreement (the “Advisory Agreement”) between Great-West Capital Management, LLC (“GWCM”) and the Company, on behalf of Great-West Emerging Markets Equity Fund (the “Fund”), a series of the Company, (ii) the investment sub-advisory agreement (the “Lazard Sub-Advisory Agreement”) by and among the Company, GWCM and Lazard Asset Management LLC (“Lazard”), with respect to the Fund, and (iii) the investment sub-advisory agreement (the “UBS Sub-Advisory Agreement”) by and among the Company, GWCM and UBS Asset

Management (Americas) Inc. (“UBS” and together with Lazard, the “Sub-Advisers” or each, a “Sub-Adviser”), with respect to the Fund. (The Lazard Sub-Advisory Agreement and the UBS Sub-Advisory Agreement are referred to together as the “Sub-Advisory Agreements,” or each, a “Sub-Advisory Agreement.”)
Pursuant to the Advisory Agreement, GWCM acts as investment adviser and, subject to oversight by the Board, directs the investments of the Fund in accordance with its investment objective, policies and limitations. GWCM also provides, subject to oversight by the Board, the management and administrative services necessary for the Fund’s operation. In addition, GWCM is responsible for allocating the Fund’s assets among one or more sub-advisers—including, in this case, each of Lazard and UBS. In this connection, the Fund operates under a manager-of-managers structure pursuant to an order issued by the United States Securities and Exchange Commission, which permits GWCM to enter into and materially amend the Sub-Advisory Agreements with Board approval but without shareholder approval. Under this structure, GWCM is also responsible for monitoring and evaluating the performance of each Sub-Adviser for its sleeve of the Fund and for recommending the hiring, termination and replacement of each Sub-Adviser to the Board.
Pursuant to its respective Sub-Advisory Agreement, each Sub-Adviser, subject to general supervision and oversight by GWCM and the Board, is responsible for the day-to-day management of the investment and reinvestment of its allocated portion of the Fund’s portfolio, which includes making decisions to buy, sell or hold any particular security.
On March 10, 2020 (the “March Meeting”), the Independent Directors met separately with independent legal counsel in advance of the April Meeting to evaluate information encompassing a wide variety of topics and furnished by GWCM and each Sub-Adviser in connection with the proposed continuation of the Advisory Agreement and Sub-Advisory Agreements (collectively, the “Agreements” or each, an “Agreement”), and met separately with representatives of Broadridge Financial Solutions, Inc. (“Broadridge”), an independent provider of investment company data, and with GWCM to review comparative information on the Fund’s investment performance, fees and expenses. In addition, at the March Meeting, the Independent Directors met separately with representatives of an independent provider of mutual fund advisory contract renewal consulting services (the “Independent Fee Consultant”) to review comparative information regarding the Fund’s investment performance, fees and expenses, and further discussed such information with GWCM. The Independent Directors also considered additional information provided in response to their requests made following the March Meeting. The Independent Directors further discussed continuation of the Agreements separately with independent legal counsel at the April Meeting. The Independent Directors weighed and considered the information provided in light of their substantial accumulated experience in governing the Fund.
In approving the continuation of each of the Agreements, the Board considered such information as the Board deemed reasonably necessary to evaluate the terms of the Agreements. The Board noted that performance information is provided to the Board on an ongoing basis at regular Board meetings held throughout the year.
In its deliberations, the Board did not identify any single factor as being determinative. Rather, the Board’s approvals were based on each Director’s business judgment after consideration of the information as a whole. Individual Directors may have weighed certain factors differently and assigned varying degrees of materiality to information considered by the Board. The Independent Directors were assisted in their deliberations by independent legal counsel.
Based upon its review of the Agreements and the information provided to it, the Board concluded that each Agreement was reasonable in light of the services performed, fees charged and such other matters as the Directors considered relevant in the exercise of their business judgment. The principal factors and conclusions that formed the basis for the Directors’ determinations to approve the continuation of the Agreements are discussed below.
Nature, Extent and Quality of Services
The Board considered the nature, extent and quality of services provided and to be provided to the Fund by GWCM and each Sub-Adviser (each, an “adviser”). Among other things, the Board considered, as applicable, each adviser’s organizational history, personnel, experience, resources and performance track record, its ability to provide or obtain such services as may be necessary in managing, acquiring and disposing of investments on behalf of the Fund, and its ability to provide research and to obtain and evaluate the economic, statistical and financial data relevant to the investment policies of the Fund. The Board also reviewed, as applicable, the qualifications, education, experience, tenure and responsibilities of the senior personnel serving the Fund and the portfolio management teams responsible for the day-to-day management of the Fund, as well as each adviser’s efforts to attract, retain and motivate capable personnel to serve the Fund. In addition, the Board considered, as applicable, each adviser’s reputation for management of its investment strategies, its investment decision-making process, its disaster recovery procedures, including cybersecurity risk mitigation, its overall financial condition and ability to carry out its obligations to the Fund, its technical resources, operational capabilities and safeguards, and compliance policies and procedures, including for liquidity risk management oversight, as well as each Sub-Adviser’s practices regarding the selection and compensation of brokers and dealers for the execution of portfolio transactions and the procedures it uses for obtaining best execution of portfolio transactions. With respect to GWCM, the Board noted recent and anticipated system and process enhancements, such as the conversion to an industry-leading portfolio and risk analytics tool and the anticipated implementation of a new trade order management and compliance tool, as well as updates to the investment accounting application, and GWCM’s efforts generally to ensure that third-party programs used to service the Fund are monitored effectively.
Consideration also was given to the fact that the Board meets with representatives of the Sub-Advisers each year to discuss portfolio management strategies and performance. Additionally, the quality of each adviser’s communications with the Board, as well as the adviser’s responsiveness to the Board, were taken into account. In this regard, the Board took into account GWCM’s communications with the Board in light of recent market volatility amidst the coronavirus pandemic.
The Board concluded that it was satisfied with the nature, extent and quality of the services provided to the Fund by GWCM and the Sub-Advisers.
Investment Performance
With respect to the Fund’s investment performance, the Board noted that the Fund commenced operations on January 4, 2018. Therefore, the Board reviewed limited performance data for the Fund’s Investor Class and Institutional Class as compared against its benchmark index and a “performance universe” of peer funds compiled by Broadridge, based on Lipper fund categorizations, for the one-year period ended December 31, 2019. The Board observed that the annualized returns for each class exceeded the performance universe median, ranking in the third quintile of its respective performance universe for the one-year period ended December 31, 2019. The Board also observed that the Fund outperformed its benchmark index for the one-year period ended December 31, 2019 with respect to each class.
Given the limited performance track record, the Board also considered each Sub-Adviser’s investment process, the organization and experience of its investment personnel and portfolio risk controls. The Board also considered GWCM’s processes for overseeing and analyzing each Sub-Adviser’s performance. The Board determined that it was satisfied with the oversight of and information provided regarding the Fund’s investment performance.
Costs and Profitability
The Board considered the costs of services provided by GWCM and the Sub-Advisers from their relationships with the Fund. The Board also reviewed an analysis prepared by Broadridge regarding the actual net advisory fee, sub-advisory fee and advisory fee retained by GWCM for the Fund’s Investor Class and Institutional Class, as compared to share classes of other sub-advised funds within the same Lipper investment classification and publicly disclosed sub-advisory fees.
With respect to the costs of services, the Board considered the structure and the level of the investment management fees and other expenses payable by the Fund. In this regard, the Board noted that GWCM has contractually agreed to limit the fees and expenses of the Fund through April 30, 2021.
The Board noted that GWCM, not the Fund, pays the sub-advisory fees to the Sub-Advisers and that such fees were negotiated at arm’s length between GWCM and each Sub-Adviser. In evaluating the management fee and total expense ratio of the Fund’s Investor and Institutional Classes, the Board considered the fees payable by and the total expense ratios of a peer group of funds managed by other investment advisers, as determined by Broadridge, based on Lipper fund classifications. Specifically, the Board considered for each class (i) the Fund’s management fee as provided in the Advisory Agreement (the “Contractual Management Fee”) in comparison to the contractual management fees of the peer group of funds and (ii) the Fund’s total expense ratio in comparison to the peer group funds’ total expense ratios (in all cases, net of any waivers, if applicable). In addition, the Board considered the Fund’s total expense ratio in comparison to the median expense ratios for all funds in the peer group. As part of its comprehensive evaluation, the Board also reviewed a report from the Independent Fee Consultant assessing expenses in the context of performance.
The Board observed that the Fund’s Contractual Management Fee for each class was lower than the median contractual management fee of its respective peer group of funds. The Board also observed that the Fund’s total annual operating expense ratio for each class was lower than the peer group median expense ratio, ranking in the first quintile of its respective peer group (with the first quintile being the lowest expenses and the fifth quintile being the highest expenses).

The Board noted that GWCM does not manage other client accounts in the same investment style as the Fund. The Board also received information regarding the fees charged by Lazard to a retail fund and separate account managed by Lazard in the same investment style as the Fund. In addition, the Board noted UBS’s statement that, based upon a review of accounts of similar size, mandates and service level, it believes that the fee charged to GWCM for the Fund is fair and reasonable and that the fee compares favorably to institutional accounts and other registered investment companies sub-advised by UBS. The Board also reviewed information provided by UBS regarding its standard fee schedule for institutional separate accounts and commingled funds employing a similar investment strategy. Based on the information provided, the Board noted that the fees charged by the Sub-Advisers to other accounts and clients identified as comparable were competitive with the fees charged to GWCM for the Fund.
The Board further considered the overall financial soundness of GWCM and the Sub-Advisers and the profits estimated to have been realized by GWCM and its affiliates and by the Sub-Advisers. The Board reviewed the financial statements and profitability information from GWCM and the Sub-Advisers. In evaluating the information provided by GWCM, the Board noted that there is no recognized standard or uniform methodology for determining profitability for this purpose. The Board noted that there are limitations inherent in allocating costs and calculating profitability for an organization such as GWCM, and that it is difficult to make comparisons of profitability between advisers because comparative information is not generally publicly available. The Board also reviewed a report from Broadridge comparing pre-tax investment management profitability margins for the latest fiscal year for certain publicly-traded advisers to fund complexes, as compared to GWCM’s estimated complex-level profits. The Board considered that, while GWCM’s overall profitability is not unreasonable, profitability information is affected by numerous factors, including the adviser’s organization, capital structure and cost of capital, the types of funds it manages, its mix of business and the adviser’s assumptions regarding allocations of revenue and expenses.
Based on the information provided, the Board concluded that the costs of the services provided and the profits estimated to have been realized by GWCM and its affiliates and each Sub-Adviser were not unreasonable in relation to the nature, extent and quality of the services provided.
Economies of Scale
The Board received and considered information about the potential for GWCM to experience economies of scale in the provision of services to the Fund and the extent to which potential scale benefits are shared with shareholders. In evaluating economies of scale, the Board considered, among other things, the current level of management and sub-advisory fees payable by the Fund and GWCM, respectively, and whether those fees include breakpoints, as well as comparative fee information, the profitability and financial condition of GWCM, and the current level of Fund assets. The Board also noted that GWCM shares potential economies of scale from its business in a variety of ways, including through fee waiver arrangements, services that benefit shareholders, competitive management fee rates set at the outset, and investments in the business intended to enhance services available to shareholders. In its evaluation, the Board noted that both the management fee schedule and the sub-advisory fee schedules contained breakpoints that would reduce the relevant fee rate on assets above specified levels as the Fund’s assets increased. The Board considered that, although the breakpoints in the sub-advisory fee schedules take effect at lower asset levels than for the management fee, the sub-advisory fee under each Sub-Advisory Agreement is paid by GWCM out of the management fee that it receives under the Advisory Agreement and the sub-advisory fees are negotiated at arm’s length. In this connection, the Board also considered the data provided by Broadridge regarding the percentage of the management fee retained by GWCM, which indicated that such percentage was below the median of the Fund’s Lipper investment classification. Based on the information provided, the Board concluded that GWCM’s arrangements with respect to the Fund constituted a reasonable approach to sharing potential economies of scale with the Fund and its shareholders.
Other Factors
The Board received and considered information regarding ancillary benefits derived or to be derived by GWCM or the Sub-Advisers from their relationships with the Fund as part of the total mix of information evaluated by the Board. In this regard, the Board noted that the Sub-Advisers receive ancillary benefits from soft-dollar arrangements by which brokers provide research to the Sub-Advisers in return for allocating Fund brokerage to such brokers. The Board noted where services were provided or proposed to be provided to the Fund by affiliates of GWCM, including, in particular, the various recordkeeping, administrative and shareholder services to be provided by Empower Retirement, LLC (“Empower”) pursuant to a new shareholder services agreement, effective April 29, 2020. Great-West Life & Annuity Insurance Company (“GWL&A”), the parent company of Empower and GWCM, previously provided shareholder services pursuant to an agreement dated May 1, 2015. At the April Meeting, the Board, including the Independent Directors, considered and—after taking into account, among other things, the fee proposed to be paid to Empower—approved the new shareholder services agreement in connection with an internal restructuring of the business and employees of GWL&A and Empower. In addition to the foregoing arrangements, the Board took into account the fact that the Fund is used as a funding vehicle under variable life and annuity contracts offered by insurance companies affiliated with GWCM and as a funding vehicle under retirement plans for which affiliates of GWCM may provide various retirement plan services. Additionally, the Board considered the extent to which GWL&A and its affiliated insurance companies may receive benefits under the federal income tax laws with respect to tax deductions and credits.
The Board concluded that the Fund’s management and sub-advisory fees were reasonable, taking into account any ancillary benefits derived by GWCM or the Sub-Advisers.
Conclusion
Based upon all the information considered and the conclusions reached, the Board determined that the terms of each Agreement continue to be reasonable and that the continuation of the Agreements is in the best interests of the Fund.

ITEM 2.	CODE OF ETHICS.
Not required in filing.
ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.
Not required in filing.
ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.
Not required in filing.
ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.
Not applicable.
ITEM 6.	INVESTMENTS.
(a)  The schedule is included as part of the report to shareholders filed under Item 1 of this Form.
(b)  Not applicable.
ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.
Not applicable.
ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.
Not applicable.
ITEM 9.	PURCHASE OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.
Not applicable.
ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.
There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of directors since the registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K.
ITEM 11.	CONTROLS AND PROCEDURES.
(a)   The registrant's principal executive officer and principal financial officer have concluded, based upon their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this report, that these disclosure controls and procedures provide reasonable assurance that material information required to be disclosed by the registrant in the report it files or submits on Form N-CSR is recorded, processed, summarized and reported, within the time periods specified in the commission's rules and forms and that such material information is accumulated and communicated to the registrant's management, including its principal executive officer and principal financial officer, as appropriate, in order to allow timely decisions regarding required disclosure.
(b)   The registrant's principal executive officer and principal financial officer are aware of no changes in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal half-year that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.
ITEM 12.	DISCLOSURE OF LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.
Not applicable.
ITEM 13.	EXHIBITS.
(a)   (1) Code of Ethics required by Item 2 of Form N-CSR is incorporated by reference to registrant’s Form N-CSRs filed on February 27, 2020 (File No. 2-75503).
(2) A separate certification for each principal executive and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940 is attached hereto.
(3) Not applicable.
(4) Not applicable.
(b)   A separate certification for each principal executive and principal financial officer as required by Rule 30a-2(b) under the Investment Company Act of 1940 is attached hereto.

SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
GREAT-WEST FUNDS, INC.
By:	/s/ Jonathan D. Kreider

Jonathan D. Kreider
President & Chief Executive Officer
Date:August 20, 2020
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.
By:	/s/ Jonathan D. Kreider

Jonathan D. Kreider
President & Chief Executive Officer
Date:August 20, 2020
By:	/s/ Mary C. Maiers

Mary C. Maiers
Chief Financial Officer & Treasurer
Date:August 20, 2020